Document and Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	INFY
Entity Registrant Name	Infosys Ltd
Entity Central Index Key	0001067491
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	Yes
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	4,260,660,846
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares each represented by one Equity Share, par value ₹5/- per share
Entity File Number	001-35754
Entity Address, Address Line One	Electronics City
Entity Address, Address Line Two	Hosur Road
Entity Address, City or Town	Bengaluru
Entity Address, Country	IN
Entity Address, Postal Zip Code	560 100
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Incorporation, State or Country Code	K7
ICFR Auditor Attestation Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Electronics City
Entity Address, Address Line Two	Hosur Road
Entity Address, City or Town	Bengaluru
Entity Address, Country	IN
Entity Address, Postal Zip Code	560 100
Local Phone Number	4116-7931
Contact Personnel Name	Nilanjan Roy
Contact Personnel Email Address	nilanjan.roy@infosys.com
City Area Code	+91-80